UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03101
CALVERT SAGE FUND
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Ivy Wafford Duke, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2015

Item 1. Schedule of Investments.

CALVERT GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 94.9%

Banks - 14.2%
JPMorgan Chase & Co.	80,698	4,920,157
PNC Financial Services Group, Inc. (The)	69,713	6,218,400
Standard Chartered plc	200,000	1,942,645
US Bancorp	104,500	4,285,545
		17,366,747

Beverages - 1.1%
PepsiCo, Inc.	14,100	1,329,630

Biotechnology - 3.9%
Amgen, Inc.	17,482	2,418,110
Gilead Sciences, Inc.	24,300	2,386,017
		4,804,127

Capital Markets - 5.2%
Bank of New York Mellon Corp. (The)	69,557	2,723,157
Morgan Stanley	113,304	3,569,076
		6,292,233

Chemicals - 2.0%
Potash Corp. of Saskatchewan, Inc.	119,493	2,455,581

Communications Equipment - 5.1%
Cisco Systems, Inc.	103,138	2,707,373
QUALCOMM, Inc.	65,255	3,506,151
		6,213,524

Consumer Finance - 2.0%
Capital One Financial Corp.	34,200	2,480,184

Diversified Telecommunication Services - 2.5%
Deutsche Telekom AG (ADR)	170,023	3,021,309

Electrical Equipment - 2.0%
Eaton Corp. plc	48,275	2,476,507

Energy Equipment & Services - 4.0%
National Oilwell Varco, Inc.	96,124	3,619,069

Technip SA	26,000	1,227,084
		4,846,153

Food & Staples Retailing - 1.7%
J Sainsbury plc	507,000	2,004,802

Household Products - 3.1%
Procter & Gamble Co. (The)	53,100	3,820,014

Industrial Conglomerates - 2.0%
General Electric Co.	98,283	2,478,697

Insurance - 2.2%
American International Group, Inc.	48,067	2,731,167

Internet Software & Services - 3.3%
Alphabet, Inc.:
Class A*	1,200	766,044
Class C*	5,406	3,289,118
		4,055,162

IT Services - 2.1%
International Business Machines Corp.	17,620	2,554,371

Machinery - 5.3%
Cummins, Inc.	23,991	2,604,943
Deere & Co.	52,415	3,878,710
		6,483,653

Media - 3.5%
Comcast Corp., Class A	32,209	1,832,048
Time Warner, Inc.	34,955	2,403,156
		4,235,204

Oil, Gas & Consumable Fuels - 3.7%
Devon Energy Corp.	36,908	1,368,918
Noble Energy, Inc.	69,718	2,104,089
Occidental Petroleum Corp.	15,524	1,026,913
		4,499,920

Personal Products - 3.2%
Unilever NV, NY Shares	97,758	3,929,872

Pharmaceuticals - 10.8%
Merck & Co., Inc.	79,353	3,919,245
Pfizer, Inc.	158,418	4,975,909
Sanofi SA (ADR)	90,321	4,287,538
		13,182,692

Software - 3.8%
Microsoft Corp.	103,194	4,567,366

Specialty Retail - 2.6%
Gap, Inc. (The)	108,872	3,102,852

Textiles, Apparel & Luxury Goods - 2.3%
Swatch Group AG (The)	7,700	2,851,897

Wireless Telecommunication Services - 3.3%
Vodafone Group plc (ADR)	127,307	4,040,724

Total Equity Securities (Cost $125,495,319)		115,824,388

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.3%
State Street Bank Time Deposit, 0.088%, 10/1/15	4,030,685	4,030,685

Total Time Deposit (Cost $4,030,685)		4,030,685

TOTAL INVESTMENTS (Cost $129,526,004) - 98.2%		119,855,073
Other assets and liabilities, net - 1.8%		2,249,717
NET ASSETS - 100.0%		$122,104,790

*	Non-income producing security.

Abbreviations:
ADR:	American Depositary Receipts
plc:	Public Limited Company

CALVERT GLOBAL EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2015 (Unaudited)

	SHARES	VALUE ($)
EQUITY SECURITIES - 97.0%

Air Freight & Logistics - 2.5%
United Parcel Service, Inc., Class B	8,900	878,341

Banks - 14.6%
Bank of America Corp., Preferred	500	538,500
JPMorgan Chase & Co.	19,200	1,170,624
PNC Financial Services Group, Inc. (The)	9,800	874,160
US Bancorp	21,100	865,311
Wells Fargo & Co.:
Common	22,300	1,145,105
Preferred	500	584,000
		5,177,700

Beverages - 1.1%
PepsiCo, Inc.	4,000	377,200

Capital Markets - 2.5%
Goldman Sachs Group, Inc. (The):
Common	2,900	503,904
Preferred	15,300	391,680
		895,584

Chemicals - 1.5%
Potash Corp. of Saskatchewan, Inc.	25,300	519,915

Communications Equipment - 2.4%
Cisco Systems, Inc.	33,000	866,250

Consumer Finance - 1.4%
Discover Financial Services, Preferred	19,900	513,619

Diversified Financial Services - 0.8%
Morgan Stanley Capital Trust VIII, Preferred	11,300	284,421

Diversified Telecommunication Services - 6.5%
AT&T, Inc.	33,600	1,094,688
BCE, Inc.	16,300	667,648

Verizon Communications, Inc.	12,400	539,524
		2,301,860

Electric Utilities - 4.0%
Edison International	12,400	782,068
FirstEnergy Corp.	20,800	651,248
		1,433,316

Electrical Equipment - 1.9%
Eaton Corp. plc	12,900	661,770

Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc.	9,600	361,440
Technip SA	7,500	353,967
		715,407

Food & Staples Retailing - 1.6%
J Sainsbury plc	140,400	555,176

Food Products - 2.4%
General Mills, Inc.	15,500	870,015

Health Care Providers & Services - 1.1%
Quest Diagnostics, Inc.	6,500	399,555

Household Products - 2.9%
Procter & Gamble Co. (The)	14,500	1,043,130

Industrial Conglomerates - 3.8%
General Electric Co.	53,000	1,336,660

Insurance - 2.6%
MetLife, Inc.	19,800	933,570

IT Services - 1.5%
International Business Machines Corp.	3,700	536,389

Machinery - 1.8%
Cummins, Inc.	6,000	651,480

Media - 2.4%
Comcast Corp., Class A	7,900	449,352

Time Warner, Inc.	5,700	391,875
		841,227

Multiline Retail - 2.1%
Target Corp.	9,600	755,136

Oil, Gas & Consumable Fuels - 7.9%
BP plc (ADR)	17,800	543,968
ConocoPhillips	15,500	743,380
Occidental Petroleum Corp.	9,500	628,425
Royal Dutch Shell plc (ADR), Class A	7,500	355,425
Statoil ASA (ADR)	37,900	551,824
		2,823,022

Personal Products - 2.7%
Unilever NV, NY Shares	24,300	976,860

Pharmaceuticals - 11.7%
GlaxoSmithKline plc (ADR)	22,900	880,505
Johnson & Johnson	11,600	1,082,860
Merck & Co., Inc.	21,100	1,042,129
Pfizer, Inc.	22,733	714,043
Sanofi SA (ADR)	9,300	441,471
		4,161,008

Software - 2.9%
Microsoft Corp.	23,500	1,040,110

Specialty Retail - 1.6%
Gap, Inc. (The)	19,400	552,900

Technology Hardware, Storage & Peripherals - 4.3%
Apple, Inc.	7,300	805,190
Seagate Technology plc	16,200	725,760
		1,530,950

Textiles, Apparel & Luxury Goods - 1.5%
Swatch Group AG (The)	1,400	518,527

Wireless Telecommunication Services - 1.0%
Vodafone Group plc (ADR)	10,900	345,966

Total Equity Securities (Cost $36,395,536)		34,497,064

	PRINCIPAL AMOUNT ($)	VALUE ($)
TIME DEPOSIT - 3.0%
State Street Bank Time Deposit, 0.088%, 10/1/15	1,073,759	1,073,759

Total Time Deposit (Cost $1,073,759)		1,073,759

TOTAL INVESTMENTS (Cost $37,469,295) - 100.0%		35,570,823
Other assets and liabilities, net – (0.0)%		(9,891)
NET ASSETS - 100.0%		$35,560,932

Abbreviations:
ADR:	American Depositary Receipts
plc:	Public Limited Company

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert SAGE Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund operates as a series fund with two separate portfolios: Global Value and Global Equity Income. The operations of each series are accounted for separately. The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946).

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Trustees (“the Board”) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
The Board has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. The Board has delegated the day-to-day responsibility for determining the fair value of assets of the Fund to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.
Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.
The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period. Transfers in and/or out of levels are determined based on the fair value of such securities at the end of the period. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or the last available price and are categorized as Level 2 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account and are categorized as Level 2 in the hierarchy. The Fund has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters. Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.
Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.
The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all significant facts that are reasonably available and relevant to the determination of fair value.
The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. When more appropriate, the Fund may employ an income-based or cost approach. An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted). The measurement is based on the value indicated by current market expectations about those future amounts. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost). From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.
At September 30, 2015, no securities were fair valued in good faith under the direction of the Board.

The following table summarizes the market value of the Fund's holdings as of September 30, 2015, based on the inputs used to value them:

GLOBAL VALUE	VALUATION INPUTS
INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities	$107,797,960	$8,026,428**	$—	$115,824,388
Time Deposit	—	4,030,685	—	4,030,685
TOTAL	$107,797,960	$12,057,113	$—	$119,855,073

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On September 30, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

On September 30, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $8,026,428 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

GLOBAL EQUITY INCOME	VALUATION INPUTS
INVESTMENT IN SECURITIES*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity Securities	$33,069,394	$1,427,670**	$—	$34,497,064
Time Deposit	—	1,073,759	—	1,073,759
TOTAL	$33,069,394	$2,501,429	$—	$35,570,823

*	For a complete listing of investments, please refer to the Schedule of Investments.
**
Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading. On September 30, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

On September 30, 2015, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, $1,427,670 transferred out of Level 1 into Level 2. The amount of this transfer was determined based on the fair value of the securities at the end of the period.

Security Transactions: Security transactions are accounted for on trade date.

Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

NOTE B — TAX INFORMATION
The following tables present the cost of investments for federal income tax purposes and the components of net unrealized appreciation (depreciation) at September 30, 2015.

GLOBAL VALUE
Unrealized appreciation	$6,207,162
Unrealized (depreciation)	(16,044,723)
Net unrealized appreciation (depreciation)	($9,837,561)

Federal income tax cost of investments	$129,692,634

GLOBAL EQUITY INCOME
Unrealized appreciation	$1,492,975
Unrealized (depreciation)	(3,391,608)
Net unrealized appreciation (depreciation)	($1,898,633)

Federal income tax cost of investments	$37,469,455

Item 2. Controls and Procedures.

(a)    The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits.

    A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT SAGE FUND

By:	/s/ John H. Streur John H. Streur President -- Principal Executive Officer
Date:    November 25, 2015

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

    /s/ John H. Streur
    John H. Streur
    President -- Principal Executive Officer
Date:    November 25, 2015

    /s/ Vicki L. Benjamin
    Vicki L. Benjamin
    Treasurer -- Principal Financial Officer
Date:    November 25, 2015